Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Goodwill impairment charges	$ 207,544
Impairment of property, plant and equipment		$ 15,313
Mexico CGU [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Cash flow projection period	5 years
Recoverable amount of asset or cash-generating unit	17.10%
Impairment of property, plant and equipment	$ 15,300
Value in use	$ 26,300